STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND

Dear Fellow Shareholders,

We are pleased to report very positive results for the quarter ended March 31, 2000, exceeding even the goals we set for the Fund at the beginning of the year. Through the end of the quarter, the Fund returned 36.91%, well ahead of both the S&P 500 Index and the Nasdaq Composite Index, which returned 2.29% and 12.41%, respectively, for the same period.

The returns were due to the Fund's over-weighting, compared to the benchmark, in technology, which continued to benefit from the benign economic environment and the general market rise that began last October 1999.

Looking forward, we notice a few things about the market that could prove troubling in the future. First, the narrowness of the market; second, excessive market valuations; and third, the prospect of continued interest rate hikes by the Fed. In short, some of the economic conditions appear to be changing. To prepare the Fund, we've decided to maintain a large cash position as a hedge against declines in the market.

Going forward, we will be continually screening the StockJungle.com community for new opportunities. The mandate of the Fund is to find growth opportunities wherever we can within the community, and to date we think we've succeeded. However, the community has been growing by leaps and bounds and one of our challenges going forward will be to develop new and innovative ways to screen the picks for continued growth opportunities. Our philosophy remains consistent: to pick the best from the community through continual research on the community.

Thank you for your support of StockJungle.com Community Intelligence Fund. We welcome your comments and look forward to continuing our work with you in the coming years.


/s/ Michael Petrino         /s/ Gordon Gustafson          /s/ Akber Zaidi

Michael Petrino             Gordon Gustafson              Akber Zaidi
Co-Portfolio Manager        Co-Portfolio Manager          Co-Portfolio Manager

                     STOCKJUNGLE.COM PURE PLAY INTERNET FUND

Dear Fellow Shareholders,

For the quarter ended March 31, 2000, the StockJungle.com Pure Play Internet Fund was down 4.03%. For the same period, the S&P 500 was up 2.29%. It's been a tough time this year for Internet companies, which have underperformed technology companies in general. What we found was that Internet funds that were able to purchase a more diversified basket of stocks outperformed us, while those whose mandate was as strict as ours didn't fare as well.

Although technology stocks have been leading the market rally that began at the end of October 1999, Internet stocks have not been the specific beneficiaries of the rise. The market has begun to question the valuations of Internet companies. We expect that many of the weaker companies will begin to disappear, while the stronger companies with healthy balance sheets will begin to seek acquisition targets, as well as consolidate.

The goal of the StockJungle.com Pure Play Internet Fund is to find and invest in what we feel are, or will become, market leading "pure play" companies in the Internet space. By "pure play" we mean companies that are leading in building out the Internet, and making it easy and valuable for everyone to use. To this end, we've divided the Fund into groups of Infrastructure, Content, Commerce and Software and Services. Looking forward, we think that the Software and Services and Infrastructure groups will be the ones that will outperform Internet companies as a whole.

Our buying and selling will be focused on achieving the allocations in these areas that we think will best position us for the remainder of the year.


/s/ Michael Petrino         /s/ Gordon Gustafson          /s/ Akber Zaidi

Michael Petrino             Gordon Gustafson              Akber Zaidi
Co-Portfolio Manager        Co-Portfolio Manager          Co-Portfolio Manager

                   STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND

Dear Fellow Shareholders,

For the quarter ended March 31, 2000, the return generated by the Market Leaders Growth Fund lagged that of the S&P 500 Index (0.67% versus 2.29%). This performance deficit was a function of the larger than normal cash position the Fund carried during the quarter and poor relative performance of consumer-related holdings like Procter & Gamble, McDonald's and Coca-Cola. On the plus side of the ledger were our holdings in semiconductor stocks such as Intel and Texas Instruments.

We ended the quarter with a 13% cash position. This position was consistent with our concerns about the economic environment, which we believed was deteriorating. The Federal Reserve (the Fed) was beginning an effort to reduce inflationary pressures while trying to avoid bringing on a recession. A feat it has yet to accomplish.

The philosophy behind the Market Leaders Growth Fund is to find and take positions in market leading companies. These are companies that have been around for years, who have consistently dominated their competition and who have positive and growing earnings. They have names that are known worldwide. Indeed, in the face of ever increasing valuations in the technology sector, there are already signs of new money seeking out these "safer" names. We don't intend to undertake any restructuring of the portfolio. Moreover, we have raised our cash position to approximately 15% of the portfolio and we still await the outcome of the Fed's attempt to control inflation.

Turnover, for the period ended March 31, 2000, in the fund has been low, as expected, and we expect it to continue to be low. While all companies can expect, from time to time, to have difficulties in the market, we expect that market-leading companies have the resiliency to persevere where more speculative issues would not only falter, but fail. These companies have seen many different market environments come and go. We believe that no matter what the future holds, these companies will be around to celebrate the victories of the long-term.


/s/ Michael Petrino         /s/ Gordon Gustafson          /s/ Akber Zaidi

Michael Petrino             Gordon Gustafson              Akber Zaidi
Co-Portfolio Manager        Co-Portfolio Manager          Co-Portfolio Manager

STOCKJUNGLE.COM TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2000 (UNAUDITED)
=============================================================================================================================
                                                                         STOCKJUNGLE.COM   STOCKJUNGLE.COM    STOCKJUNGLE.COM
                                                                            COMMUNITY         PURE PLAY        MARKET LEADERS
                                                                          INTELLIGENCE         INTERNET            GROWTH
                                                                               FUND              FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
    At acquisition cost ...............................................    $  4,453,791      $    790,989       $    409,243
                                                                           ============      ============       ============
    At value (Note 2) .................................................    $  4,455,078      $    830,830       $    431,321
Receivable for capital shares sold ....................................          28,599            21,200              1,727
Receivable for investment securities sold .............................         143,956           160,820                 --
Dividends receivable ..................................................           2,372               549                578
Other assets ..........................................................           4,287             2,436                 --
                                                                           ------------      ------------       ------------
    TOTAL ASSETS ......................................................       4,634,292         1,015,835            433,626
                                                                           ------------      ------------       ------------

LIABILITIES
Payable for investment securities purchased ...........................         986,328           116,381                 --
Payable to affiliates (Note 4) ........................................           1,242               826                343
                                                                           ------------      ------------       ------------
    TOTAL LIABILITIES .................................................         987,570           117,207                343
                                                                           ------------      ------------       ------------

NET ASSETS ............................................................    $  3,646,722      $    898,628       $    433,283
                                                                           ============      ============       ============
Net assets consist of:
    Paid-in capital ...................................................    $  3,587,202      $    887,677       $    416,147
    Accumulated net investment income (loss) ..........................             999              (484)               555
    Accumulated net realized gains (losses) from security transactions           57,234           (28,406)            (5,497)
    Net unrealized appreciation on investments ........................           1,287            39,841             22,078
                                                                           ------------      ------------       ------------
Net assets ............................................................    $  3,646,722      $    898,628       $    433,283
                                                                           ============      ============       ============
Shares of beneficial interest outstanding (unlimited
    number of shares authorized, no par value) (Note 5) ...............         236,373            72,516             41,350
                                                                           ============      ============       ============

Net asset value, redemption price and offering price per share (Note 2)    $      15.43      $      12.39       $      10.48
                                                                           ============      ============       ============

See accompanying notes to financial statements.

STOCKJUNGLE.COM TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED MARCH 31, 2000(A)(UNAUDITED)
==========================================================================================================================
                                                                         STOCKJUNGLE.COM  STOCKJUNGLE.COM  STOCKJUNGLE.COM
                                                                            COMMUNITY        PURE PLAY     MARKET LEADERS
                                                                          INTELLIGENCE       INTERNET          GROWTH
                                                                              FUND             FUND             FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Dividend income .................................................      $    3,283       $    1,742        $    1,769
                                                                           ----------       ----------        ----------
EXPENSES
    Investment advisory fees (Note 4) ...............................           2,284            2,226             1,214
                                                                           ----------       ----------        ----------

NET INVESTMENT INCOME (LOSS) ........................................             999             (484)              555
                                                                           ----------       ----------        ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
    Net realized gains (losses) from security transactions ..........          57,234          (28,406)           (5,497)
    Net change in unrealized appreciation/depreciation on investments           1,287           39,841            22,078
                                                                           ----------       ----------        ----------
NET REALIZED AND UNREALIZED GAINS
    ON INVESTMENTS ..................................................          58,521           11,435            16,581
                                                                           ----------       ----------        ----------
NET INCREASE IN NET ASSETS FROM
    OPERATIONS ......................................................      $   59,520       $   10,951        $   17,136
                                                                           ==========       ==========        ==========

(A) Represents the period from the initial public offering of shares (November 17, 1999) through March 31, 2000 (Note 2).

See accompanying notes to financial statements.

STOCKJUNGLE.COM TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED MARCH 31, 2000(A)(UNAUDITED)
====================================================================================================================
                                                               STOCKJUNGLE.COM    STOCKJUNGLE.COM    STOCKJUNGLE.COM
                                                                  COMMUNITY         PURE PLAY        MARKET LEADERS
                                                                INTELLIGENCE         INTERNET            GROWTH
                                                                    FUND               FUND               FUND
                                                                ----------------------------------------------------
FROM OPERATIONS
    Net investment income (loss) .........................      $        999       $       (484)      $        555
    Net realized gains (losses) from security transactions            57,234            (28,406)            (5,497)
    Net change in unrealized appreciation/depreciation
       on investments ....................................             1,287             39,841             22,078
                                                                ------------       ------------       ------------
Net increase in net assets from operations ...............            59,520             10,951             17,136
                                                                ------------       ------------       ------------
FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
    Proceeds from shares sold ............................         3,673,285            983,616            405,873
    Payments for shares redeemed .........................          (136,083)          (120,939)           (14,726)
                                                                ------------       ------------       ------------
Net increase in net assets from capital share transactions         3,537,202            862,677            391,147
                                                                ------------       ------------       ------------

TOTAL INCREASE IN NET ASSETS .............................         3,596,722            873,628            408,283

NET ASSETS
    Beginning of period ..................................            50,000             25,000             25,000
                                                                ------------       ------------       ------------
    End of period ........................................      $  3,646,722       $    898,628       $    433,283
                                                                ============       ============       ============
ACCUMULATED NET INVESTMENT INCOME (LOSS) .................      $        999       $       (484)      $        555
                                                                ============       ============       ============

(A) For the period from the initial public offering of shares (November 17, 1999) through March 31, 2000 (Note 2).

See accompanying notes to financial statements.

STOCKJUNGLE.COM TRUST
FINANCIAL HIGHLIGHTS
=========================================================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD ENDED MARCH 31, 2000(A) (UNAUDITED)
=========================================================================================================================
                                                                STOCKJUNGLE.COM       STOCKJUNGLE.COM     STOCKJUNGLE.COM
                                                                   COMMUNITY             PURE PLAY         MARKET LEADERS
                                                                 INTELLIGENCE            INTERNET             GROWTH
                                                                     FUND                  FUND                FUND
                                                                 --------------------------------------------------------

Net asset value at beginning of period ....................      $      10.00          $      10.00        $      10.00
                                                                 ------------          ------------        ------------

Income from investment operations:
    Net investment income (loss) ..........................                --                 (0.01)               0.01
    Net realized and unrealized gains on investments ......              5.43                  2.40                0.47
                                                                 ------------          ------------        ------------
Total from investment operations ..........................              5.43                  2.39                0.48
                                                                 ------------          ------------        ------------

Net asset value at end of period ..........................      $      15.43          $      12.39        $      10.48
                                                                 ============          ============        ============

Total return (B) ..........................................             54.30%                23.90%               4.80%
                                                                 ============          ============        ============

Net assets at end of period ...............................      $  3,646,722          $    898,628        $    433,283
                                                                 ============          ============        ============

Ratio of net expenses to average net assets (C) ...........              1.00%                 1.00%               1.00%

Ratio of net investment income (loss) to average net assets              0.43%(C)             (0.22)%              0.45%

Portfolio turnover rate (B) ...............................                86%                   62%                  8%
-------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from the initial public offering of shares (November 17, 1999) through March 31, 2000 (Note 2).
(B)  Not annualized.
(C)  Annualized.

See accompanying notes to financial statements.

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
Portfolio of Investments
March 31, 2000
(Unaudited)
================================================================================
                                                                       MARKET
COMMON STOCKS --- 59.3%                                SHARES           VALUE
--------------------------------------------------------------------------------
                                                                         ($)
BIOTECHNOLOGY --- 2.6%
Amgen, Inc. *                                            500              30,688
Celera Genomics *                                        300              27,469
MedImmune, Inc. *                                        200              34,825
                                                                    ------------
                                                                          92,982
                                                                    ------------

BROADCAST SERVICES/PROGRAMS --- 0.6%
ACTV, Inc. *                                             600              21,038
                                                                    ------------
COMMUNICATIONS EQUIPMENT --- 6.0%
Applied Micro Circuits Corporation *                     900             135,056
Comverse Technology, Inc. *                              200              37,800
Efficient Networks, Inc. *                               300              46,725
                                                                    ------------
                                                                         219,581
                                                                    ------------
COMPUTERS - HARDWARE --- 6.9%
EMC Corporation *                                      1,200             150,000
SanDisk Corporation *                                    300              36,750
VERITAS Software Corporation *                           500              65,500
                                                                    ------------
                                                                         252,250
                                                                    ------------
COMPUTERS - INTEGRATED SYSTEMS --- 1.6%
Redback Networks, Inc. *                                 200              59,987
                                                                    ------------
COMPUTERS - NETWORKING --- 5.9%
Emulex Corporation *                                     200              21,825
Network Appliance, Inc. *                                400              33,100
Sun Microsystems, Inc. *                               1,700             159,295
                                                                    ------------
                                                                         214,220
                                                                    ------------
COMPUTERS - SOFTWARE AND SERVICES --- 12.6%
Breakaway Solutions, Inc. *                              400              18,200
Citrix Systems, Inc. *                                   400              26,500
Intuit, Inc. *                                           400              21,750
Lycos, Inc. *                                            300              21,075
Mercury Interactive Corporation *                        400              31,700
Oracle Corporation *                                   2,100             163,931
Rational Software Corporation *                          500              38,250
Siebel Systems, Inc. *                                   900             107,494
Unify Corporation *                                      400               8,175
Zomax, Inc. *                                            400              24,100
                                                                    ------------
                                                                         461,175
                                                                    ------------
ELECTRIC COMPANIES --- 1.0%
Calpine Corporation *                                    400              37,600
                                                                    ------------

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
Portfolio of Investments
March 31, 2000
(Unaudited)
================================================================================
                                                                       MARKET
COMMON STOCKS --- 59.3%                                SHARES           VALUE
--------------------------------------------------------------------------------
                                                                         ($)
ELECTRONICS - SEMICONDUCTORS --- 5.8%
Cree, Inc. *                                             100              11,288
Cymer, Inc. *                                            500              25,000
PMC-Sierra, Inc. *                                       300              61,106
QLogic Corporation *                                     500              67,750
Sanmina Corporation *                                    700              47,294
                                                                    ------------
                                                                         212,438
                                                                    ------------
FIBER OPTICS --- 3.3%
Corning, Inc.                                            500              97,000
JDS Uniphase Corporation *                               200              24,112
                                                                    ------------
                                                                         121,112
                                                                    ------------
FINANCIAL - DIVERSIFIED --- 0.5%
Chase Manhattan Corporation                              200              17,438
                                                                    ------------
HEALTH CARE - DRUGS: MAJOR PHARMACEUTICALS --- 0.8%
Cubist Pharmaceuticals, Inc. *                           300              12,562
Pharmacopeia, Inc. *                                     300              14,700
                                                                    ------------
                                                                          27,262
                                                                    ------------
INVESTMENT BANKING/BROKERAGE --- 0.6%
Charles Schwab Corporation                               400              22,725
                                                                    ------------
MANUFACTURING - DIVERSIFIED --- 0.4%
Flextronics International Ltd. *                         200              14,088
                                                                    ------------
RETAIL- FOOD CHAINS --- 0.3%
Safeway, Inc. *                                          200               9,050
                                                                    ------------
TELECOMMUNICATION - SATELLITE --- 0.6%
Adaptive Broadband Corporation *                         400              21,400
                                                                    ------------
TELECOMMUNICATIONS - CELLULAR/WIRELESS --- 9.8%
Motorola, Inc.                                           900             128,137
Powerwave Technologies, Inc. *                           300              37,500
Proxim, Inc. *                                           200              23,938
QUALCOMM, Inc. *                                         400              59,725
RF Micro Devices, Inc. *                                 600              80,625
Tekelec *                                                200               7,425
Wireless Facilities, Inc. *                              200              21,050
                                                                    ------------
                                                                         358,400
                                                                    ------------

TOTAL COMMON STOCKS --- (COST $2,161,459)                              2,162,746
                                                                    ------------

STOCKJUNGLE.COM COMMUNITY INTELLIGENCE FUND
Portfolio of Investments
March 31, 2000
(Unaudited)
================================================================================
                                                                       MARKET
MONEY MARKET FUNDS --- 62.9%                          SHARES            VALUE
--------------------------------------------------------------------------------
                                                                         ($)
Fifth Third U.S. Treasury Money Market Fund
  (Cost $2,292,332)                                2,292,332           2,292,332
                                                                    ------------
TOTAL INVESTMENTS AT VALUE --- 122.2%
  (COST $4,453,791)                                                    4,455,078

LIABILITIES IN EXCESS OF OTHER ASSETS --- (22.2%)                      (808,356)
                                                                    ------------

NET ASSETS --- 100.0%                                                  3,646,722
                                                                    ============

* Non-income producing security.

See accompanying notes to financial statements.

STOCKJUNGLE.COM PURE PLAY INTERNET FUND
Portfolio of Investments
March 31, 2000
(Unaudited)
================================================================================
                                                                       MARKET
COMMON STOCKS --- 87.2%                                SHARES           VALUE
--------------------------------------------------------------------------------
                                                                         ($)
COMPUTERS - DATA SECURITY --- 16.9%
Check Point Software Technologies Ltd. *                 300              51,319
Entrust Technologies, Inc. *                             500              42,539
VeriSign, Inc. *                                         200              29,900
VerticalNet, Inc. *                                      200              27,200
                                                                    ------------
                                                                         150,958
                                                                    ------------
COMPUTERS - NETWORKING --- 1.2%
Packeteer, Inc. *                                        300              10,500
                                                                    ------------
COMPUTERS - SOFTWARE AND SERVICES --- 5.4%
America Online, Inc. *                                   300              20,175
CheckFree Holdings Corporation *                         400              28,200
                                                                    ------------
                                                                          48,375
                                                                    ------------
ELECTRONICS - SEMICONDUCTORS --- 2.7%
Broadcom Corporation - Class A *                         100              24,287
                                                                    ------------
FINANCIAL - DIVERSIFIED --- 2.0%
E*Trade Group, Inc. *                                    600              18,075
                                                                    ------------
INTERNET CONTENT --- 32.0%
About.com, Inc. *                                        300              26,437
CNET Networks, Inc. *                                    500              25,344
Critical Path, Inc. *                                    200              17,000
DoubleClick, Inc. *                                      300              28,088
InfoSpace, Inc. *                                        300              43,631
Internet Capital Group, Inc. *                           200              18,062
Lifeminders.com, Inc. *                                  500              33,938
Network Solutions Inc. - Class A *                       200              30,741
Rare Medium Group, Inc. *                                300              13,238
Yahoo!, Inc. *                                           300              51,412
                                                                    ------------
                                                                         287,891
                                                                    ------------
INTERNET SOFTWARE --- 23.2%
At Home Corporation *                                    200               6,588
BroadVision, Inc. *                                      500              22,437
Digital River, Inc. *                                    600              12,900
Exodus Communications, Inc. *                            300              42,150
F5 Networks, Inc. *                                      400              27,100
Inktomi Corporation *                                    300              58,500
PSINet, Inc. *                                           300              10,205
RealNetworks, Inc. *                                     500              28,469
                                                                    ------------
                                                                         208,349
                                                                    ------------

STOCKJUNGLE.COM PURE PLAY INTERNET FUND
Portfolio of Investments
March 31, 2000
(Unaudited)
================================================================================
                                                                       MARKET
COMMON STOCKS --- 87.2%                                SHARES           VALUE
--------------------------------------------------------------------------------
                                                                         ($)
MEDICAL INFORMATION SYSTEMS --- 1.3%
Healtheon/WebMD Corporation *                            500              11,500
                                                                    ------------
RETAIL - GENERAL MERCHANDISE --- 0.7%
Amazon.com, Inc. *                                       100               6,700
                                                                    ------------
TELECOMMUNICATIONS - SERVICES --- 1.8%
Copper Mountain Networks, Inc. *                         200              16,387
                                                                    ------------

TOTAL COMMON STOCKS --- (COST $743,181)                                  783,022
                                                                    ------------

================================================================================
                                                                       MARKET
MONEY MARKET FUNDS --- 5.3%                            SHARES           VALUE
--------------------------------------------------------------------------------
                                                                         ($)
Fifth Third U.S. Treasury Money Market Fund
  (Cost $47,808)                                      47,808              47,808
                                                                    ------------
TOTAL INVESTMENTS AT VALUE --- 92.5%
  (COST $790,989)                                                        830,830

OTHER ASSETS IN EXCESS OF LIABILITIES --- 7.5%                            67,798
                                                                    ------------

NET ASSETS --- 100.0%                                                    898,628
                                                                    ============

* Non-income producing security.

See accompanying notes to financial statements.

STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2000
(Unaudited)
================================================================================
COMMON STOCKS --- 86.6%                                SHARES           MARKET
                                                                         VALUE
--------------------------------------------------------------------------------
                                                                          ($)
BEVERAGES - ALCOHOLIC --- 2.9%
Anheuser-Busch Companies, Inc.                           200              12,450
                                                                    ------------
BEVERAGES - NON ALCOHOLIC --- 2.2%
Coca-Cola Company                                        200               9,388
                                                                    ------------
BIOTECHNOLOGY --- 3.2%
Biogen, Inc. *                                           200              13,975
                                                                    ------------
CHEMICALS - DIVERSIFIED --- 2.6%
Dow Chemical Company                                     100              11,400
                                                                    ------------
COMMUNICATIONS EQUIPMENT --- 1.4%
Lucent Technologies, Inc.                                100               6,075
                                                                    ------------
COMPUTERS - HARDWARE --- 3.7%
Dell Computer Corporation *                              300              16,181
                                                                    ------------
COMPUTERS - NETWORKING --- 7.9%
Cisco Systems, Inc. *                                    200              15,463
Sun Microsystems, Inc. *                                 200              18,741
                                                                    ------------
                                                                          34,204
                                                                    ------------
COMPUTERS - SOFTWARE AND SERVICES --- 5.6%
America Online, Inc. *                                   200              13,450
Microsoft Corporation *                                  100              10,625
                                                                    ------------
                                                                          24,075
                                                                    ------------
ELECTRONICS - SEMICONDUCTORS --- 9.8%
Intel Corporation                                        200              26,388
Texas Instruments, Inc.                                  100              16,000
                                                                    ------------
                                                                          42,388
                                                                    ------------
FINANCIAL - DIVERSIFIED --- 6.5%
Citigroup, Inc.                                          200              11,862
Morgan Stanley Dean Witter & Co.                         200              16,312
                                                                    ------------
                                                                          28,174
                                                                    ------------
HEALTH CARE - DRUGS: MAJOR PHARMACEUTICALS --- 2.9%
Merck & Co., Inc.                                        200              12,425
                                                                    ------------

HEALTH CARE - MEDICAL PRODUCTS AND SUPPLIED --- 3.2%
Johnson & Johnson                                        200              14,012
                                                                    ------------

STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2000
(Unaudited)
================================================================================
COMMON STOCKS --- 86.6%                                SHARES           MARKET
                                                                         VALUE
--------------------------------------------------------------------------------
                                                                          ($)
INVESTMENT BANKING/BROKERAGE --- 3.0%
J.P. Morgan & Co., Inc.                                  100              13,175
                                                                    ------------
MANUFACTURING - DIVERSIFIED --- 3.6%
General Electric Company                                 100              15,519
                                                                    ------------
MULTIMEDIA --- 2.9%
Walt Disney Company                                      300              12,412
                                                                    ------------
OIL - DOMESTIC INTEGRATED --- 3.6%
Exxon Mobil Corporation                                  200              15,562
                                                                    ------------
OIL AND GAS - EXPLORATION AND PRODUCTION --- 3.5%
Schlumberger Limited                                     200              15,300
                                                                    ------------
PERSONAL CARE --- 3.9%
Procter & Gamble Company                                 300              16,875
                                                                    ------------
RESTAURANTS --- 2.6%
McDonald's Corporation                                   300              11,269
                                                                    ------------
RETAIL - BUILDING SUPPLIES --- 4.5%
Home Depot, Inc.                                         300              19,350
                                                                    ------------
RETAIL - SPECIALTY: APPAREL --- 4.5%
Gap, Inc.                                                400              19,925
                                                                    ------------
TELECOMMUNICATIONS - SERVICES --- 2.6%
AT&T Corporation                                         200              11,250
                                                                    ------------
TOTAL COMMON STOCKS --- (COST $353,306)                                  375,384
                                                                    ------------
================================================================================
                                                                        MARKET
MONEY MARKET FUNDS --- 12.9%                          SHARES             VALUE
--------------------------------------------------------------------------------
                                                                          ($)
Fifth Third U.S. Treasury Money Market Fund           55,937              55,937
(Cost $55,937)                                                      ------------

STOCKJUNGLE.COM MARKET LEADERS GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2000
(Unaudited)


TOTAL INVESTMENTS AT VALUE --- 99.5% (Cost $409,243)                     431,321

OTHER ASSETS IN EXCESS OF LIABILITIES --- 0.5%                             1,962
                                                                    ------------
NET ASSETS --- 100.0%                                                    433,283
                                                                    ============

* Non-income producing security.

See accompanying notes to financial statements.

                              STOCKJUNGLE.COM TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2000
                                   (Unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Growth Fund (the "Funds") are each a diversified series of the StockJungle.com Trust (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 11, 1999. The Trust was capitalized on October 19, 1999, when the initial shares of each fund were purchased at $10.00 per share. The public offering of shares of the
StockJungle.com Community Intelligence Fund, the StockJungle.com Pure Play Internet Fund and the StockJungle.com Market Leaders Growth Fund commenced on November 17, 1999.

The StockJungle.com Community Intelligence Fund seeks to provide investors with long-term capital appreciation by investing principally in a diversified portfolio of the equity securities of U.S. companies with market capitalizations of no less than $100 million which have demonstrated potential for long-term growth.

The StockJungle.com Pure Play Internet Fund seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of the equity securities of U.S. Internet companies based on the Adviser's analysis of their fundamental investment value.

The StockJungle.com Market Leaders Growth Fund seeks to provide investors with long-term capital appreciation by investing in a diversified portfolio of the equity securities of U.S. companies that have consistently demonstrated fundamental investment value and hold strong competitive positions in various industries.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation -- The net asset value per share of each Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually to shareholders of each Fund. Net realized short-term and long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax

                              STOCKJUNGLE.COM TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2000
                                   (Unaudited)

regulations, which may differ from generally accepted accounting principles.

Security transactions -- Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Funds' policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Funds' intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of March 31, 2000:

                       STOCKJUNGLE.COM      STOCKJUNGLE.COM      STOCKJUNGLE.COM
                          COMMUNITY       PURE PLAY INTERNET     MARKET LEADERS
                      INTELLIGENCE FUND          FUND                 FUND
                      -----------------          ----                 ----

Gross unrealized
appreciation             $  169,786          $  153,537           $   55,465

Gross unrealized
depreciation               (168,499)           (113,696)             (33,387)
                         ----------          ----------           ----------

Net unrealized
appreciation             $    1,287          $   39,841           $   22,078
                         ==========          ==========           ==========

Federal income tax
cost of portfolio
investments              $4,453,791          $  790,989           $  409,243
                         ==========          ==========           ==========

3.   INVESTMENT TRANSACTIONS

During the period ended March 31, 2000, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $2,621,195 and $516,971, respectively, for the StockJungle.com Community Intelligence Fund; $1,039,460 and $267,872, respectively, for the StockJungle.com Pure Play Internet Fund; and $378,247 and $19,444, respectively, for the StockJungle.com Market Leaders Growth Fund.

4.   TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of StockJungle.com, Inc. (the Adviser), of Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent of the Trust, or of IFS Fund Distributors, Inc., the exclusive agent for the distribution of the Funds' shares.

INVESTMENT ADVISORY AGREEMENT
The Funds' investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Funds pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of each Fund's average daily net assets.

ADMINISTRATIVE SERVICES AGREEMENT
Under the terms of an Administrative Agreement with the Trust, IFS supplies administrative, executive and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. For these services, the Adviser pays IFS, on behalf of each Fund, a monthly fee at the annual rate of .15 % of the average daily net assets of each Fund, up to $100 million; .10% of such assets from $100 million to $500 million; .075% of such assets from $500 million to $900 million; and
 .05% of such assets in excess of $900 million; subject to a $2,000 monthly minimum fee.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement with the Trust, IFS maintains the records of each shareholder's account, answers shareholder inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For theses services, IFS receives a monthly fee paid by the Adviser, on behalf of each Fund, at an annual rate of $20 per shareholder account, subject to a $2,000 minimum monthly fee for each Fund. In addition, the Adviser pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement with the Trust, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee paid by the Adviser of $3,500 on behalf of each of the StockJungle.com Community Intelligence, the StockJungle.com Pure Play Internet, and the StockJungle.com Market Leaders Growth Funds. In addition, IFS is reimbursed by the Adviser for certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

                              STOCKJUNGLE.COM TRUST

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2000
                                   (Unaudited)

5.   FUND SHARE TRANSACTIONS

Proceeds from shares sold and for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the period ended March 31, 2000.(A)

------------------------------------------------------------------------------------------------------------------
                                               STOCKJUNGLE.COM          STOCKJUNGLE.COM         STOCKJUNGLE.COM
                                           COMMUNITY INTELLIGENCE      PURE PLAY INTERNET    MARKET LEADERS GROWTH
                                                    FUND                      FUND                    FUND
------------------------------------------------------------------------------------------------------------------
Shares sold ...........................           195,077                    56,076                 17,781

Shares redeemed .......................           (8,704)                   (8,560)                 (1,431)
                                           -----------------------------------------------------------------------
Net increase  in shares
  outstanding .........................           186,373                    47,516                 16,350

Shares outstanding, beginning
  of period ...........................            50,000                    25,000                 25,000
                                           -----------------------------------------------------------------------

Shares outstanding, end of period .....           236,373                    72,516                 41,350
                                           =======================================================================

(A) Represents the period from the initial public offering of shares (November 17, 1999) through March 31, 2000.